Current tax receivables, current tax liabilities and non-current tax liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Current tax receivables [Abstract]
Corporation tax	$ 40.1	$ 24.5
Current tax liabilities [Abstract]
Corporation tax	104.0	124.1
Income tax reserve included in current tax liabilities	78.3
Non-current tax liabilities [Abstract]
Corporation tax	$ 119.7	$ 131.0